UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Limited Term
Government Fund

February 28, 2014

1.968340.100

ISG-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 67.1%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.0%
Federal Home Loan Bank 1% 6/21/17	$ 1,410,000	$ 1,411,373
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,160,131
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		3,571,504
U.S. Treasury Obligations - 61.6%
U.S. Treasury Notes:
0.25% 2/15/15	23,000,000	23,022,467
0.25% 2/29/16	14,261,000	14,239,837
0.25% 4/15/16	598,000	596,505
0.25% 5/15/16 (a)	22,000,000	21,929,534
0.375% 1/15/16	5,000,000	5,007,615
0.375% 2/15/16 (b)	1,000,000	1,001,094
0.375% 3/15/16	3,000,000	3,002,109
0.625% 7/15/16	7,763,000	7,793,928
0.625% 8/15/16	17,377,000	17,435,369
0.625% 11/15/16	8,407,000	8,416,853
0.625% 12/15/16	21,128,000	21,137,909
0.625% 2/15/17	5,000,000	4,992,580
0.625% 4/30/18	3,690,000	3,602,075
0.75% 1/15/17	2,613,000	2,620,758
0.75% 6/30/17	5,245,000	5,225,331
0.875% 11/30/16	5,318,000	5,357,470
0.875% 1/31/17	812,000	816,694
0.875% 4/30/17	14,887,000	14,927,701
0.875% 1/31/18	7,994,000	7,921,558
1% 9/30/16	19,685,000	19,915,689
1.25% 10/31/15	5,500,000	5,591,740
1.25% 11/30/18	4,500,000	4,461,678
1.375% 11/30/15	11,293,000	11,510,481
1.375% 9/30/18	553,000	552,957
1.375% 2/28/19	1,065,000	1,057,512
1.5% 12/31/18	577,000	577,947
1.5% 2/28/19	5,000,000	4,997,655
1.75% 7/31/15	3,788,000	3,871,601
3.5% 2/15/18	8,513,000	9,291,803
TOTAL U.S. TREASURY OBLIGATIONS		230,876,450
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 4.5%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5075% 12/7/20 (NCUA Guaranteed) (c)	$ 575,180	$ 575,765
Series 2010-R2 Class 1A, 0.5325% 11/6/17 (NCUA Guaranteed) (c)	3,748,013	3,755,627
Series 2011-C1 Class 1A, 0.4912% 2/28/20 (NCUA Guaranteed) (c)	880,837	880,837
Series 2011-R1 Class 1A, 0.6125% 1/8/20 (NCUA Guaranteed) (c)	1,111,120	1,117,023
Series 2011-R4 Class 1A, 0.5425% 3/6/20 (NCUA Guaranteed) (c)	472,629	473,534
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	640,000	647,654
2.35% 6/12/17 (NCUA Guaranteed)	9,140,000	9,509,439
TOTAL OTHER GOVERNMENT RELATED		16,959,879
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $250,405,034)		251,407,833
U.S. Government Agency - Mortgage Securities - 10.7%

Fannie Mae - 2.7%
1.885% 2/1/33 (c)	11,863	12,328
1.91% 12/1/34 (c)	13,721	14,292
1.91% 3/1/35 (c)	11,480	11,954
1.92% 4/1/33 (c)	107,861	112,061
1.929% 10/1/33 (c)	13,492	13,960
1.94% 7/1/35 (c)	4,994	5,212
2.04% 11/1/33 (c)	30,404	31,865
2.045% 10/1/35 (c)	6,721	6,971
2.05% 3/1/35 (c)	2,058	2,121
2.23% 7/1/34 (c)	7,591	7,978
2.272% 1/1/35 (c)	57,030	60,078
2.303% 6/1/36 (c)	8,998	9,464
2.309% 7/1/36 (c)	45,942	48,253
2.332% 3/1/35 (c)	7,511	7,966
2.337% 9/1/36 (c)	30,801	32,764
2.344% 3/1/33 (c)	28,462	30,056
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.421% 10/1/33 (c)	$ 11,843	$ 12,550
2.421% 6/1/47 (c)	31,449	33,072
2.427% 12/1/32 (c)	60,529	64,085
2.486% 11/1/36 (c)	72,990	77,643
2.5% 10/1/22	421,536	433,095
2.516% 7/1/35 (c)	13,189	14,018
2.543% 2/1/37 (c)	116,324	123,740
2.549% 2/1/36 (c)	12,845	13,518
2.588% 5/1/36 (c)	12,037	12,805
2.724% 12/1/32 (c)	414,546	440,382
2.767% 4/1/36 (c)	83,117	88,416
2.928% 8/1/35 (c)	172,055	183,024
3.165% 3/1/42 (c)	1,976,038	2,070,315
5% 9/1/22 to 12/1/22	1,459,814	1,573,093
5.5% 10/1/20 to 11/1/34	3,120,024	3,412,303
6% 6/1/16 to 10/1/16	9,115	9,496
6.19% 3/1/37 (c)	5,384	5,713
6.5% 6/1/15 to 8/1/36	980,868	1,106,197
7% 11/1/14	2,484	2,518
9% 5/1/15 to 2/1/20	22,608	24,467
9.5% 11/1/21	118	128
10.5% 8/1/20	7,836	8,969
11.5% 7/15/19	6,809	7,756
12% 4/1/15	813	823
12.5% 3/1/16	104	108
		10,125,557
Freddie Mac - 1.4%
1.82% 3/1/35 (c)	27,372	28,139
1.95% 3/1/37 (c)	7,724	8,072
2.022% 2/1/37 (c)	11,511	12,035
2.04% 7/1/35 (c)	296,323	309,691
2.05% 6/1/37 (c)	6,470	6,775
2.095% 8/1/37 (c)	18,966	20,044
2.121% 5/1/37 (c)	15,528	16,195
2.14% 11/1/35 (c)	56,293	59,621
2.167% 6/1/33 (c)	66,932	70,270
2.316% 10/1/35 (c)	53,992	56,939
2.35% 7/1/35 (c)	36,172	38,232
2.355% 4/1/34 (c)	271,083	286,539
2.362% 10/1/36 (c)	85,338	90,173
2.375% 5/1/37 (c)	16,966	17,985
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.385% 5/1/37 (c)	$ 217,127	$ 230,969
2.385% 5/1/37 (c)	119,299	126,529
2.415% 6/1/37 (c)	60,934	64,818
2.418% 4/1/37 (c)	19,819	20,862
2.5% 9/1/22 to 6/1/23	508,983	526,496
2.534% 2/1/36 (c)	2,008	2,112
2.595% 4/1/37 (c)	1,662	1,768
2.673% 7/1/35 (c)	65,925	70,127
2.795% 7/1/36 (c)	28,379	30,188
2.877% 3/1/33 (c)	1,347	1,432
3.064% 10/1/35 (c)	11,760	12,510
3.082% 9/1/41 (c)	428,222	449,739
5% 9/1/35	2,488	2,723
5.5% 11/1/18 to 7/1/35	2,151,370	2,320,679
6% 1/1/24	255,453	282,403
6.5% 12/1/21	73,295	81,078
9% 10/1/16 to 12/1/18	6,412	6,920
9.5% 2/1/17 to 12/1/22	12,144	13,505
10% 6/1/18 to 6/1/20	3,491	4,051
10.5% 9/1/20	34	38
12% 11/1/19	124	125
12.5% 5/1/19 to 6/1/19	3,912	4,202
		5,273,984
Ginnie Mae - 6.6%
4.3% 8/20/61 (e)	474,669	513,018
4.5% 3/15/25 to 6/15/25	937,314	1,010,338
4.515% 3/20/62 (e)	1,765,179	1,936,945
4.53% 10/20/62 (e)	473,400	522,084
4.55% 5/20/62 (e)	3,725,569	4,095,726
4.556% 12/20/61 (e)	1,956,377	2,145,843
4.604% 3/20/62 (e)	1,071,406	1,179,432
4.616% 1/20/62 (e)	632,194	688,719
4.626% 3/20/62 (e)	805,677	885,998
4.649% 2/20/62 (e)	313,565	345,237
4.65% 3/20/62 (e)	1,029,387	1,133,983
4.682% 2/20/62 (e)	414,157	455,738
4.684% 1/20/62 (e)	2,534,038	2,787,267
4.764% 2/20/61 (e)	631,067	688,013
4.804% 3/20/61 (e)	1,311,277	1,431,628
4.834% 3/20/61 (e)	2,367,868	2,588,724
5.47% 8/20/59 (e)	273,681	291,799
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
5.5% 11/15/35	$ 348,181	$ 391,487
5.612% 4/20/58 (e)	530,565	553,109
6% 6/15/36	769,623	883,092
8% 12/15/23	64,645	75,740
8.5% 1/15/17 to 3/15/17	11,700	12,676
10.5% 1/15/16 to 1/15/18	4,690	5,126
		24,621,722
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $39,336,587)		40,021,263
Collateralized Mortgage Obligations - 13.9%

U.S. Government Agency - 13.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.32% 4/25/24 (c)	389,657	392,844
Series 2001-38 Class QF, 1.1355% 8/25/31 (c)	81,011	82,540
Series 2002-49 Class FB, 0.7545% 11/18/31 (c)	85,277	85,889
Series 2002-60 Class FV, 1.1555% 4/25/32 (c)	19,364	19,814
Series 2002-74 Class FV, 0.6055% 11/25/32 (c)	664,390	668,751
Series 2002-75 Class FA, 1.1555% 11/25/32 (c)	39,668	40,589
Series 2008-76 Class EF, 0.6555% 9/25/23 (c)	172,693	173,415
Series 2010-15 Class FJ, 1.0855% 6/25/36 (c)	1,173,223	1,193,042
Series 2010-86 Class FE, 0.6055% 8/25/25 (c)	171,113	172,221
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	515,022	550,163
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	76,571	80,393
Series 2002-9 Class PC, 6% 3/25/17	117,390	123,554
Series 2003-74 Class PG, 4.5% 8/25/18	151,930	160,546
Series 2005-19 Class PA, 5.5% 7/25/34	447,358	487,870
Series 2005-27 Class NE, 5.5% 5/25/34	425,410	448,583
Series 2005-52 Class PB, 6.5% 12/25/34	39,496	40,994
Series 2005-64 Class PX, 5.5% 6/25/35	430,307	473,078
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	19,575	20,691
Series 2003-117 Class MD, 5% 12/25/23	191,101	208,074
Series 2004-52 Class KZ, 5.5% 7/25/34	2,037,512	2,237,250
Series 2004-95 Class AN, 5.5% 1/25/25	52,504	53,396
Series 2005-47 Class HK, 4.5% 6/25/20	637,417	672,063
Series 2009-14 Class EB, 4.5% 3/25/24	608,860	645,070
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	$ 703,110	$ 119,308
Series 2010-39 Class FG, 1.0755% 3/25/36 (c)	726,852	744,486
Series 2011-67 Class AI, 4% 7/25/26 (d)	192,053	22,060
Series 2013-40 Class PV, 2% 1/25/26	685,318	697,040
Freddie Mac:
floater:
Series 2448 Class FT, 1.1545% 3/15/32 (c)	108,479	110,828
Series 2526 Class FC, 0.5545% 11/15/32 (c)	106,565	107,050
Series 2530 Class FE, 0.7545% 2/15/32 (c)	51,699	52,354
Series 2630 Class FL, 0.6545% 6/15/18 (c)	5,858	5,882
Series 2711 Class FC, 1.0545% 2/15/33 (c)	416,491	423,025
floater planned amortization class Series 2770 Class FH, 0.5545% 3/15/34 (c)	345,610	347,503
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	273,482	280,745
Series 2356 Class GD, 6% 9/15/16	18,108	18,937
Series 2363 Class PF, 6% 9/15/16	21,648	22,586
Series 2376 Class JE, 5.5% 11/15/16	18,716	19,575
Series 2381 Class OG, 5.5% 11/15/16	10,191	10,615
Series 2425 Class JH, 6% 3/15/17	26,079	27,520
Series 2695 Class DG, 4% 10/15/18	431,850	453,649
Series 3415 Class PC, 5% 12/15/37	158,913	171,016
Series 3763 Class QA, 4% 4/15/34	356,591	374,568
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	480,000	517,669
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	401,637	456,764
Series 2004-2802 Class ZG, 5.5% 5/15/34	989,988	1,117,979
Series 2004-2862 Class NE, 5% 9/15/24	3,501,163	3,798,205
Series 2145 Class MZ, 6.5% 4/15/29	518,546	595,740
Series 2357 Class ZB, 6.5% 9/15/31	261,074	295,018
Series 3578 Class B, 4.5% 9/15/24	700,000	739,041
Series 3659 Class EJ 3% 6/15/18	329,999	339,219
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.657% 7/20/37 (c)	205,644	206,750
Series 2008-2 Class FD, 0.637% 1/20/38 (c)	51,510	51,768
Series 2008-73 Class FA, 1.017% 8/20/38 (c)	371,235	377,642
Series 2008-83 Class FB, 1.057% 9/20/38 (c)	380,832	387,679
Series 2009-108 Class CF, 0.7545% 11/16/39 (c)	235,257	237,276
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2009-116 Class KF, 0.6845% 12/16/39 (c)	$ 201,518	$ 202,863
Series 2010-9 Class FA, 0.6745% 1/16/40 (c)	319,953	322,000
Series 2010-H17 Class FA, 0.4885% 7/20/60 (c)(e)	1,250,571	1,233,346
Series 2010-H18 Class AF, 0.4683% 9/20/60 (c)(e)	1,339,324	1,321,731
Series 2010-H19 Class FG, 0.4683% 8/20/60 (c)(e)	1,703,426	1,681,566
Series 2010-H27 Series FA, 0.5483% 12/20/60 (c)(e)	465,672	461,099
Series 2011-H05 Class FA, 0.6683% 12/20/60 (c)(e)	819,925	816,583
Series 2011-H07 Class FA, 0.6683% 2/20/61 (c)(e)	1,424,350	1,418,657
Series 2011-H12 Class FA, 0.6583% 2/20/61 (c)(e)	1,785,497	1,777,557
Series 2011-H13 Class FA, 0.6683% 4/20/61 (c)(e)	713,595	710,755
Series 2011-H14:
Class FB, 0.6683% 5/20/61 (c)(e)	798,261	794,706
Class FC, 0.6683% 5/20/61 (c)(e)	749,876	746,710
Series 2011-H17 Class FA, 0.6983% 6/20/61 (c)(e)	978,360	975,749
Series 2011-H21 Class FA, 0.7683% 10/20/61 (c)(e)	1,006,400	1,006,443
Series 2012-H01 Class FA, 0.8683% 11/20/61 (c)(e)	863,990	867,702
Series 2012-H03 Class FA, 0.8683% 1/20/62 (c)(e)	573,374	575,878
Series 2012-H06 Class FA, 0.7983% 1/20/62 (c)(e)	867,760	868,894
Series 2012-H07 Class FA, 0.7983% 3/20/62 (c)(e)	512,718	513,236
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	123,633	125,475
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	81,493	82,223
Series 2010-99 Class PT, 3.5% 8/20/33	105,530	106,570
Series 2011-68 Class EC, 3.5% 4/20/41	820,793	862,267
Series 1999-18 Class Z, 6.25% 5/16/29	866,473	976,227
Series 2010-H13 Class JA, 5.46% 10/20/59 (e)	3,977,412	4,235,618
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	$ 1,973,244	$ 2,178,962
Series 2010-H17 Class XP, 5.302% 7/20/60 (c)(e)	2,604,918	2,870,745
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	1,869,182	2,056,429
Series 2012-64 Class KB, 3.8135% 5/20/41 (c)	277,167	309,324
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,049,842)		52,259,642
Commercial Mortgage Securities - 6.6%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (c)	981,064	979,280
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	800,000	859,841
Series K034 Class A1, 2.669% 2/25/23	7,264,110	7,403,080
Series K032 Class A1, 3.016% 2/25/23	2,647,459	2,760,900
Series K036 Class A1, 2.777% 4/25/23	5,000,000	5,115,778
Series K501 Class A2, 1.655% 11/25/16	930,000	945,317
Series K714 Class A2, 3.097% 10/25/20	6,500,000	6,747,341
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,621,859)		24,811,537
Foreign Government and Government Agency Obligations - 1.0%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	4,000	4,763
Jordanian Kingdom 2.503% 10/30/20	3,752,000	3,773,218
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,756,714)		3,777,981
Cash Equivalents - 1.8%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (Cost $6,609,000)	$ 6,609,030	6,609,000
Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 3,899,000	$ 71,793
Call Options - 0.1%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	3,899,000	156,252
TOTAL PURCHASED SWAPTIONS (Cost $233,062)			228,045
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $377,012,098)	379,115,301
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(4,403,289)
NET ASSETS - 100%	$ 374,712,012
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
66 CBOT 2 Year U.S. Treasury Note Contracts	June 2014	$ 14,511,750	$ 5,094
61 CBOT 5 Year U.S. Treasury Note Contracts	June 2014	7,311,422	22,278
TOTAL TREASURY CONTRACTS		$ 21,823,172	$ 27,372
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
19 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	$ 2,366,094	$ (5,090)
TOTAL TREASURY CONTRACTS		$ 24,189,266	$ 22,282

The face value of futures purchased as a percentage of net assets is 5.8%

The face value of futures sold as a percentage of net assets is 0.6%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid) (2)	Unrealized Appreciation/(Depreciation)
CME	Jun. 2016	$ 370,000	3-month LIBOR	0.75%	$ (254)	$ -	$ (254)
CME	Jun. 2019	7,235,000	3-month LIBOR	2%	(32,276)	-	(32,276)
CME	Jun. 2024	2,106,000	3-month LIBOR	3%	(22,774)	-	(22,774)
TOTAL INTEREST RATE SWAPS					$ (55,304)	$ -	$ (55,304)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $84,728.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $163,178.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,609,000 due 3/03/14 at 0.05%
BNP Paribas Securities Corp.	$ 223,730
Citibank NA	1,291,001
Credit Agricole CIB New York Branch	2,174,317
ING Financial Markets LLC	271,790
Mizuho Securities USA, Inc.	1,615,361
Morgan Stanley & Co., Inc.	190,253
Wells Fargo Securities LLC	842,548
$ 6,609,000
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 251,407,833	$ -	$ 250,526,996	$ 880,837
U.S. Government Agency - Mortgage Securities	40,021,263	-	40,021,263	-
Collateralized Mortgage Obligations	52,259,642	-	52,259,642	-
Commercial Mortgage Securities	24,811,537	-	24,811,537	-
Foreign Government and Government Agency Obligations	3,777,981	-	3,777,981	-
Cash Equivalents	6,609,000	-	6,609,000	-
Purchased Swaptions	228,045	-	228,045	-
Total Investments in Securities:	$ 379,115,301	$ -	$ 378,234,464	$ 880,837
Other Derivative Instruments:
Assets
Futures Contracts	$ 27,372	$ 27,372	$ -	$ -
Liabilities
Futures Contracts	$ (5,090)	$ (5,090)	$ -	$ -
Swaps	(55,304)	-	(55,304)	-
Total Liabilities	$ (60,394)	$ (5,090)	$ (55,304)	$ -
Total Other Derivative Instruments:	$ (33,022)	$ 22,282	$ (55,304)	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $376,985,385. Net unrealized appreciation aggregated $2,129,916, of which $2,749,550 related to appreciated investment securities and $619,634 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2014